Note 26 - Components of Deposits (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 177,915	€ 187,078
Interest-bearing deposits [Abstract]
Demand deposits	197,340	162,444
Time deposits	203,756	188,468
Savings deposits	88,689	87,496
Total interest-bearing deposits	489,786	438,408
Total deposits	€ 667,700	€ 625,486